Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Other Current Liabilities

8. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Accrued expenses	82,870,781	126,698,212	18,248,338
Advance from customers	19,587,242	20,227,161	2,913,317
Interest payable for convertible notes	7,461,952	8,370,658	1,205,625
Other payables	32,661,326	78,341,632	11,283,542
Payable to individual investors of internet financial service business	143,234,477	29,031,169	4,181,358
Payable for purchases of property and equipment	13,391,314	11,208,902	1,614,418
Other tax payable	41,698,015	48,816,742	7,031,073
Amount due to related party	—	12,000,000	1,728,360
Total	340,905,107	334,694,476	48,206,031

Accrued expenses mainly consist of payables for marketing expenses and professional service fees.

Payable to individual investors of internet financial service business consists of interests and principals payable to individual investors who purchased internet financial products distributed by the Group.

Amount due to related party is the loan due to Beijing Sequoia Mingde Equity Investment Center (Limited Partnership). See Note 12 for details.